SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Ultra-Short Fixed Income Fund

June 30, 2024 (Unaudited)
Principal Amount		Value
Corporate Bonds — 46.19%
Basic Materials — 1.26%
$650,000	FMC Corp., 5.15%, 5/18/26	$645,661

Consumer, Cyclical — 5.36%
525,000	Brunswick Corp., 0.85%, 8/18/24	521,222
150,000	Daimler Truck Finance North America LLC, 5.13%, 9/25/27(a)	149,299
500,000	Ford Motor Credit Co. LLC, 3.66%, 9/8/24	497,419
865,000	General Motors Financial Co., Inc., (SOFR RATE + 1.040%), 6.41%, 2/26/27(b)	865,613
300,000	Hyundai Capital America, 5.30%, 3/19/27(a)	299,304
425,000	Volkswagen Group of America Finance LLC, 5.40%, 3/20/26(a)	423,944
		2,756,801
Consumer, Non-cyclical — 3.22%
500,000	HCA, Inc., 5.38%, 2/1/25	498,194
850,000	JDE Peet’s NV, 0.80%, 9/24/24(a)	839,681
320,000	Solventum Corp., 5.45%, 2/25/27(a)	319,762
		1,657,637
Energy — 1.49%
825,000	Continental Resources, Inc., 2.27%, 11/15/26(a)	765,698

Financial — 30.53%
500,000	Athene Global Funding, (SOFR Index + 0.715%), 6.07%, 1/7/25(a),(b)	500,280
500,000	Bank of America Corp., MTN, 3.38%, 4/2/26(c)	491,104
500,000	Barclays Plc, 5.30%, 8/9/26(c)	496,708
1,305,000	Charles Schwab Corp. (The), (SOFR Index + 1.050%), 6.42%, 3/3/27(b)	1,315,586
1,000,000	Citigroup, Inc., (SOFR RATE + 0.770%), 6.13%, 6/9/27(b)	999,472
645,000	Comerica Bank, 2.50%, 7/23/24	643,293
110,000	Comerica, Inc., 5.98%, 1/30/30(c)	108,407
430,000	Deutsche Bank AG, 5.71%, 2/8/28(c)	429,188
575,000	Fifth Third Bank NA, 5.85%, 10/27/25(c)	574,377
550,000	Goldman Sachs Group, Inc. (The), 5.80%, 8/10/26(c)	550,305
500,000	HSBC Holdings Plc, (SOFR RATE + 1.430%), 6.80%, 3/10/26(b)	502,445
280,000	Huntington Bancshares, Inc., 2.63%, 8/6/24	279,034
500,000	Huntington National Bank (The), 5.70%, 11/18/25(c)	498,904
150,000	JPMorgan Chase & Co., 5.04%, 1/23/28(c)	149,231
575,000	KeyBank NA, 4.15%, 8/8/25	563,907
1,000,000	Lloyds Banking Group Plc, 4.72%, 8/11/26(c)	988,677
575,000	Manufacturers & Traders Trust Co., 4.65%, 1/27/26	564,336
535,000	Mitsubishi UFJ Financial Group, Inc., 5.06%, 9/12/25(c)	534,058
1,000,000	Morgan Stanley, MTN, 1.16%, 10/21/25(c)	985,633
775,000	Nomura Holdings, Inc., 5.10%, 7/3/25	770,020
750,000	Societe Generale SA, (SOFR RATE + 1.050%), 6.41%, 1/21/26(a),(b)	750,414

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Ultra-Short Fixed Income Fund  (cont.)

June 30, 2024 (Unaudited)
Principal Amount		Value
$750,000	Truist Bank, 1.50%, 3/10/25	$728,410
900,000	UBS Group AG, 4.49%, 5/12/26(a),(c)	889,463
285,000	VICI Properties LP, REIT, 4.38%, 5/15/25	281,318
1,170,000	Wells Fargo & Co., GMTN, 3.53%, 3/24/28(c)	1,115,769
		15,710,339
Technology — 3.00%
375,000	Kyndryl Holdings, Inc., 2.05%, 10/15/26	345,729
500,000	Qorvo, Inc., 1.75%, 12/15/24	490,189
725,000	Western Digital Corp., 4.75%, 2/15/26	709,567
		1,545,485
Utilities — 1.33%
690,000	Vistra Operations Co. LLC, 5.13%, 5/13/25(a)	685,559

Total Corporate Bonds		23,767,180
(Cost $23,992,787)
Asset Backed Securities — 31.00%
141,677	CarMax Auto Owner Trust, Series 2022-1, Class A3, 1.47%, 12/15/26	137,965
340,592	CarMax Auto Owner Trust, Series 2022-2, Class A3, 3.49%, 2/16/27	335,839
200,000	Carmax Select Receivables Trust, Series 2024-A, Class A3, 5.40%, 11/15/28	199,835
200,000	Dell Equipment Finance Trust, Series 2022-2, Class C, 4.74%, 7/22/27(a)	198,079
500,000	Dell Equipment Finance Trust, Series 2023-2, Class D, 6.74%, 7/23/29(a)	505,111
200,000	Dell Equipment Finance Trust, Series 2024-1, Class A2, 5.58%, 3/22/30(a)	200,040
370,608	DLLAA LLC, Series 2023-1A, Class A2, 5.93%, 7/20/26(a)	371,102
184,065	DLLAD LLC, Series 2021-1A, Class A3, 0.64%, 9/21/26(a)	179,014
1,000,000	Exeter Automobile Receivables Trust, Series 2022-1A, Class D, 3.02%, 6/15/28	960,588
750,000	Exeter Automobile Receivables Trust, Series 2023-2A, Class D, 6.32%, 8/15/29	751,785
250,000	Exeter Automobile Receivables Trust, Series 2024-3A, Class B, 5.57%, 9/15/28	250,025
500,000	Ford Credit Auto Owner Trust, Series 2021-A, Class C, 0.83%, 8/15/28	482,400
500,000	GM Financial Automobile Leasing Trust, Series 2023-1, Class B, 5.51%, 1/20/27	498,768
500,000	GM Financial Automobile Leasing Trust, Series 2023-1, Class C, 5.76%, 1/20/27	499,708
600,000	GM Financial Consumer Automobile Receivables Trust, Series 2021-2, Class C, 1.28%, 1/19/27	575,728
290,000	Honda Auto Receivables Owner Trust, Series 2022-1, Class A4, 2.04%, 12/15/28	279,216

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Ultra-Short Fixed Income Fund  (cont.)

June 30, 2024 (Unaudited)
Principal Amount		Value
$555,000	Hpefs Equipment Trust, Series 2022-3A, Class C, 6.13%, 8/20/29(a)	$556,972
288,000	HPEFS Equipment Trust, Series 2022-1A, Class C, 1.96%, 5/21/29(a)	283,729
750,000	HPEFS Equipment Trust, Series 2024-1A, Class A2, 5.38%, 5/20/31(a)	748,605
600,000	Hyundai Auto Lease Securitization Trust, Series 2024-B, Class B, 5.56%, 8/15/28(a)	600,899
750,000	Hyundai Auto Receivables Trust, Series 2020-C, Class C, 1.08%, 12/15/27	725,701
700,000	Hyundai Auto Receivables Trust, Series 2021-A, Class C, 1.33%, 11/15/27	665,760
626,813	Kubota Credit Owner Trust, Series 2022-1A, Class A3, 2.67%, 10/15/26(a)	613,986
750,000	LAD Auto Receivables Trust, Series 2021-1A, Class B, 1.94%, 11/16/26(a)	741,124
84,606	Lendbuzz Securitization Trust, Series 2022-1A, Class A, 4.22%, 5/17/27(a)	83,201
250,000	Lendbuzz Securitization Trust, Series 2024-2A, Class A2, 5.99%, 5/15/29(a)	249,467
500,000	MMAF Equipment Finance LLC, Series 2020-BA, Class A5, 0.85%, 4/14/42(a)	478,580
310,000	Navistar Financial Dealer Note Master Owner Trust, Series 2024-1, Class A, 5.59%, 4/25/29(a)	310,518
500,000	Santander Drive Auto Receivables Trust, Series 2022-7, Class B, 5.95%, 1/17/28	500,788
200,000	SBNA Auto Receivables Trust, Series 2024-A, Class A2, 5.70%, 3/15/27(a)	199,858
400,000	Tesla Electric Vehicle Trust, Series 2023-1, Class A2A, 5.54%, 12/21/26(a)	399,344
708,323	Toyota Auto Receivables Owner Trust, Series 2021-A, Class A4, 0.39%, 6/15/26	694,087
239,679	Tricolor Auto Securitization Trust, Series 2024-2A, Class A, 6.36%, 12/15/27(a)	239,785
481,604	Volkswagen Auto Loan Enhanced Trust, Series 2023-1, Class A2A, 5.50%, 12/21/26	481,223
965,427	World Omni Auto Receivables Trust, Series 2020-C, Class A4, 0.61%, 10/15/26	954,223

Total Asset Backed Securities		15,953,053
(Cost $15,956,585)
U.S. Treasury Obligations — 11.61%
U.S. Treasury Bills — 11.61%
1,000,000	U.S. Treasury Bill, 5.27%, 8/8/24(d)	994,465
2,250,000	U.S. Treasury Bill, 5.29%, 7/25/24(d)	2,242,161

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Ultra-Short Fixed Income Fund  (cont.)

June 30, 2024 (Unaudited)
Principal Amount		Value
$1,250,000	U.S. Treasury Bill- When Issued, 5.29%, 7/2/24(d)	$1,249,817
1,500,000	U.S. Treasury Bill- When Issued, 5.29%, 8/20/24(d)	1,489,081
		5,975,524

Total U.S. Treasury Obligations		5,975,524
(Cost $5,975,471)
Collateralized Mortgage Obligations — 5.21%
670,000	Connecticut Avenue Securities Trust, Series 2022-R01, Class 1M2, (SOFR30A + 1.900%), 7.24%, 12/25/41(a),(b)	675,819
750,000	Connecticut Avenue Securities Trust, Series 2022-R03, Class 1M2, (SOFR30A + 3.500%), 8.84%, 3/25/42(a),(b)	788,026
329,000	Connecticut Avenue Securities Trust, Series 2022-R04, Class 1M2, (SOFR30A + 3.100%), 8.44%, 3/25/42(a),(b)	341,866
497,417	Freddie Mac STACR REMIC Trust, Series 2023-HQA1, Class M1A, (SOFR30A + 2.000%), 7.34%, 5/25/43(a),(b)	503,081
100,000	Freddie Mac STACR REMIC Trust, Series 2024-DNA2, Class M2, (SOFR30A + 1.700%), 7.04%, 5/25/44(a),(b)	100,191
300,000	Verus Securitization Trust, Series 2020-4, Class M1, 3.29%, 5/25/65(a),(e)	274,360

Total Collateralized Mortgage Obligations		2,683,343
(Cost $2,650,941)

Commercial Paper — 2.91%
500,000	AT&T, Inc., 5.50%, 7/16/24(f)	498,645
500,000	Canadian Pacific Railway Co., 5.48%, 7/2/24(f)	499,699
500,000	VW Credit, Inc., 5.57%, 7/23/24(f)	498,079

Total Commercial Paper		1,496,423
(Cost $1,497,092)

Shares		Value
Investment Company — 2.04%
1,050,388	RBC BlueBay U.S. Government Money Market Fund, Institutional Class 1(g)	1,050,388

Total Investment Company		1,050,388
(Cost $1,050,388)

Total Investments		$50,925,911
(Cost $51,123,264) — 98.96%
Other assets in excess of liabilities — 1.04%		534,420
NET ASSETS — 100.00%		$51,460,331

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Ultra-Short Fixed Income Fund  (cont.)

June 30, 2024 (Unaudited)
(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Floating rate note. Rate shown is as of report date.
(c)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(d)	Zero Coupon Bond. The rate represents the yield at time of purchase.
(e)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(f)	The rate represents effective yield at the time of purchase.
(g)	Affiliated investment.
Financial futures contracts as of June 30, 2024:
Short Position	Number of Contracts	Expiration Date	Value/Unrealized Depreciation	Notional Value		Clearinghouse
2 Year U.S. Treasury Note	12	September 2024	$(6,571)	USD	$2,450,625	Barclays Capital Group
5 Year U.S. Treasury Note	19	September 2024	(13,669)	USD	2,024,984	Barclays Capital Group
Total			$(20,240)

Abbreviations used are defined below:
GMTN - Global Medium Term Note
MTN - Medium Term Note
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate
SOFR30A - Secured Overnight Financing Rate 30 Day Average
USD - United States Dollar